UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number ________________________811-21237 _____________________

__________________________________Unified Series Trust________________________________

(Exact name of registrant as specified in charter)

Unified Fund Services, Inc.

431 N. Pennsylvania Street
Indianapolis, IN 46204
(Address of principal executive offices)	(Zip code)

Freddie Jacobs, Jr.

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	08/31

Date of reporting period:	02/28/06

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semi-Annual Report

February 28, 2006

(Unaudited)

Fund Advisor:

Archer Investment Corporation

9000 Keystone Crossing, Suite 630

Indianapolis, IN 46240

Toll Free (800) 238-7701

Fund Holdings – (Unaudited)

1As a percentage of net assets.
[2]Equity securities above $10 billion in assets.
[3]Equity securities below $10 billion in assets.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (September 27, 2005, the date the Fund commenced operations) and held for the entire period (through February 28, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the redemption fee imposed on short-term redemptions. The second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the short-term redemption fee imposed by the Fund would increase your expenses.

Archer Balanced Fund	Beginning Account Value September 27, 2005	Ending Account Value February 28, 2006	Expenses Paid During Period ended February 28, 2006
Actual	$1,000.00	$1,049.16	$5.18*
Hypothetical**	$1,000.00	$1,018.73	$6.12

*Expenses are equal to the Fund’s annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 154/365 (to reflect the period since commencement of Fund operations on September 27, 2005).

** Assumes a 5% return before expenses. The hypothetical example is calculated based on a six month period from September 1, 2005 to February 28, 2006.

**Archer Balanced Fund**
**Schedule of Investments**
**February 28, 2006 (Unaudited)**

| **Common Stocks - 55.04%** | Shares | Value |
|---|---|---|
| **Air Courier Services - 1.50%** | | |
| FedEx Corp. | 1,000 | $ 107,240 |
| **Computer Peripheral Equipment - 1.87%** | | |
| Xerox Corp. (a) | 9,000 | 134,100 |
| **Electric Services - 2.56%** | | |
| Cinergy Corp. | 1,000 | 44,080 |
| Great Plains Energy, Inc. | 1,000 | 28,400 |
| Progress Energy, Inc. | 2,500 | 110,950 |
| | | 183,430 |
| **Electronic & Other Electrical Equipment - 2.75%** | | |
| General Electric Co. | 6,000 | 197,220 |
| **Fire, Marine & Casualty Insurance - 1.85%** | | |
| American International Group, Inc. | 2,000 | 132,720 |
| **Food and Kindred Products - 0.29%** | | |
| Unilever PLC (b) | 500 | 20,775 |
| **General Industrial Machinery & Equipment - 1.49%** | | |
| Ingersoll-Rand Co. | 2,600 | 106,678 |
| **Grain Mill Products - 1.38%** | | |
| General Mills, Inc. | 2,000 | 98,500 |
| **Heating Equipment, Except Electric & Warm Air; & Plumbing Fixtures - 2.17%** | | |
| Fortune Brands, Inc. | 2,000 | 155,100 |
| **Life Insurance - 1.12%** | | |
| American Equity Investment Life Holding Co. | 6,000 | 80,340 |
| **National Commercial Banks - 7.60%** | | |
| Bank of America Corp. | 2,300 | 105,455 |
| Citigroup, Inc. | 4,000 | 185,480 |
| US Bancorp | 3,000 | 92,730 |
| Wells Fargo & Co. | 2,500 | 160,500 |
| | | 544,165 |
| **Newspapers: Publishing or Publishing & Printing - 1.44%** | | |
| News Corp. | 6,000 | 102,900 |
| **Petroleum Refining - 1.58%** | | |
| ChevronTexaco Corp. | 2,000 | 112,960 |
| **Pharmaceutical Preparations - 6.13%** | | |
| Johnson & Johnson | 4,000 | 230,600 |
| Eli Lilly & Co. | 2,800 | 155,736 |
| Pfizer, Inc. | 2,000 | 52,380 |
| | | 438,716 |
| **Radiotelephone Communications - 1.32%** | | |
| Deutsche Telekom AG (b) | 6,000 | 94,740 |
| **Real Estate Investment Trusts - 2.58%** | | |
| Inland Real Estate Corp. | 12,000 | 184,680 |
| **Retail - Building Materials, Hardware, Garden Supply - 0.64%** | | |
| Sherwin Williams Co. | 1,000 | 45,550 |
| **Retail - Family Clothing Stores - 0.52%** | | |
| Gap, Inc. | 2,000 | 37,080 |
| **Retail - Lumber & Other Building Materials Dealers - 1.18%** | | |
| Home Depot, Inc. | 2,000 | 84,300 |

*See accompanying notes which are an integral part of the financial statements.

*See accompanying notes which are an integral part of the financial statements.

*See accompanying notes which are an integral part of the financial statements.

*See accompanying notes which are an integral part of the financial statements.

*See accompanying notes which are an integral part of the financial statements.

*See accompanying notes which are an integral part of the financial statements.

Archer Balanced Fund

Notes to the Financial Statements

February 28, 2006

(Unaudited)

NOTE 1. ORGANIZATION

Archer Balanced Fund (the “Fund”) was organized as a diversified series of Unified Series Trust, an Ohio business trust (the “Trust”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Trustees”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Trustees. The investment objective of the Fund is total return. The investment advisor to the Fund is Archer Investment Corporation (the “Advisor”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the~~-~~counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor subject to guidelines approved by the Board of Trustees of the Trust (the “Board).

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Archer Balanced Fund

Notes to the Financial Statements

February 28, 2006 - continued

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Dividends and Distributions - The Fund intends to distribute all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute net realized long term capital gains and net realized short term capital gains to its shareholders at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.75% of the Fund’s average net assets. For the period September 27, 2005 (commencement of operations) through February 28, 2006, the Advisor earned fees of $18,174 from the Fund before the waiver and reimbursement described below.

The Advisor has contractually agreed through August 31, 2007 to waive its management fee and/or reimburse expenses so that total annual fund operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, do not exceed 1.20% of the Fund’s average daily net assets. For the period September 27, 2005 (commencement of operations) through February 28, 2006, the Advisor waived fees and/or reimbursed expenses of $52,591. Each waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular waiver or reimbursement occurred; provided that the Fund is able to make the repayment without exceeding the 1.20% expense limitation. As of February 28, 2006, the Fund was owed $5,235 by the Advisor.

The Trust retains Unified Fund Services, Inc. (“Unified”), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the period September 27, 2005 (commencement of operations) through February 28, 2006, Unified earned fees of $12,745 for administrative services provided to the Fund.

The Trust also retains Unified to act as each Fund’s transfer agent and to provide fund accounting services. For the period September 27, 2005 (commencement of operations) through February 28, 2006, Unified earned fees of $5,734 from the Fund for transfer agent services and $5,925 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services. For the period September 27, 2005 (commencement of operations) through February 28, 2006, Unified earned fees of $8,483 from the Fund for fund accounting services.

A Trustee and the officers of the Trust are members of management and/or employees of Unified, and/or shareholders of Unified Financial Services, Inc., the parent of Unified.

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay its Advisor and/or any registered securities dealer, financial institution or any other person (a “Recipient”) a shareholder servicing fee aggregating up to 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of Fund shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts. The Fund and/or its Advisor may pay all or a portion of these fees to any Recipient who renders assistance in

Archer Balanced Fund

Notes to the Financial Statements

February 28, 2006 - continued

(Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan will not be activated for the Fund through August 31, 2007.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund. There were no payments made to Unified Financial Securities, Inc. by the Fund for the period September 27, 2005 (commencement of operations) through February 28, 2006. Unified and the Distributor are wholly owned subsidiaries of Unified Financial Services, Inc. A Trustee and certain officers of the Trust have an ownership interest in Unified Financial Services, Inc. (the parent company of the Distributor). As a result, those persons may be deemed to be affiliates of the Distributor.

NOTE 4. INVESTMENTS

For the period ended February 28, 2006, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

As of February 28, 2006, the net unrealized appreciation of investments for tax purposes was as follows:

At February 28, 2006, the aggregate cost of securities for federal income tax purposes was $6,904,539.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of February 28, 2006, no shareholder held over 25% of the Fund’s shares.

NOTE 7. DISTRIBUTIONS

On December 28, 2005, the Fund paid an income distribution of $0.0708 per share or $44,547 to shareholders of record on December 27, 2005.

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the Fund at (800) 238-7701 and in documents filed with the SEC on the SEC’s website at www.sec.gov.

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member NASD/SIPC

Semi-Annual Report

February 28, 2006

(Unaudited)

Investment Manager:

Nashville Capital Corporation

209 10th Avenue South

Suite 332

Nashville, TN 37203

Toll Free: (877) 272-9746

Fund Holdings – (Unaudited)

1As a percent of net assets.

Under normal circumstances, the Monteagle Fixed Income Fund will invest at least 80% of its assets in fixed income securities, including U.S. government securities, securities issued by agencies of the U.S. government, taxable municipal bonds and corporate debt securities.

1As a percent of net assets.
2U.S. Companies with market capitalizations above $5 billion.
3U.S. Companies with market capitalizations between $1 billion and $5 billion.

Fund Holdings – (Unaudited) - continued

The Monteagle Value Fund invests primarily in common stocks of medium and large capitalization U.S. companies. Medium capitalization companies include those with market capitalizations between $1 billion and $5 billion, and large capitalization companies include those with market capitalizations above $5 billion.

1As a percent of net assets.
2U.S. Companies with market capitalizations above $5 billion.

The Monteagle Large Cap Growth Fund will, under normal circumstances, invest at least 80% of its assets in common stocks of large capitalization U.S. companies. Large capitalization companies include those with market capitalizations above $5 billion.

Availability of Portfolio Schedule – (Unaudited)

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Funds’ Expenses – (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees and trustee expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (September 1, 2005) and held for the entire period (through February 28, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

*Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period). The annualized expense ratios for the Monteagle Fixed Income Fund, Monteagle Value Fund and Monteagle Large Cap Growth Fund were 1.01%, 1.24%, and 1.22% respectively.

**Assumes a 5% return before expenses.

*See accompanying notes which are an integral part of the financial statements.

*See accompanying notes which are an integral part of the financial statements.

*See accompanying notes which are an integral part of the financial statements.

Monteagle Funds
Monteagle Large Cap Growth Fund
Schedule of Investments
February 28, 2006 (Unaudited)

Common Stocks - 97.14%	Shares	Value
Biological Products - 6.63%		
Amgen, Inc. (a)	15,000	$ 1,132,350
Gilead Sciences, Inc. (a)	19,600	1,220,492
		2,352,842
Computer Storage Devices - 3.25%		
Seagate Technology	43,400	1,153,138
Electromedical & Electrotherapeutic Apparatus - 3.22%		
Medtronic, Inc.	21,200	1,143,740
Electronic & Other Electrical Equipment - 2.56%		
General Electric Co.	27,700	910,499
Electronic Computers - 3.01%		
Apple Computer, Inc. (a)	15,600	1,069,224
Finance Services - 3.48%		
American Express Co.	22,900	1,233,852
Hospital & Medical Service Plans - 7.07%		
Coventry Health Care, Inc. (a)	19,850	1,183,457
UnitedHealth Group, Inc.	22,800	1,327,644
		2,511,101
Investment Advice - 3.53%		
Franklin Resources	12,200	1,252,696
Leather & Leather Products - 3.70%		
Coach, Inc. (a)	36,800	1,314,496
Mining Machinery & Equipment - 3.17%		
Joy Global, Inc.	21,800	1,124,008
Miscellaneous Chemical Products - 3.29%		
Smith International, Inc.	30,200	1,169,646
Oil & Gas Machinery & Equipment - 3.08%		
Baker Hughes, Inc.	16,100	1,094,317
Radio & TV Broadcasting & Communication Equipment - 3.09%		
L-3 Communications Holdings	13,200	1,097,052
Retail - Drug Stores and Proprietary Stores - 3.06%		
Medco Health Solutions, Inc. (a)	19,500	1,086,540

*See accompanying notes which are an integral part of the financial statements.

Monteagle Funds
Monteagle Large Cap Growth Fund
Schedule of Investments - continued
February 28, 2006 (Unaudited)

Common Stocks - 97.14% - continued	Shares	Value
Retail - Eating & Drinking Places - 4.34%		
Starbucks Corp. (a)	42,400	$ 1,539,968
Retail - Lumber & Other Building Materials Dealers - 3.38%		
Lowe's Companies, Inc.	17,600	1,199,968
Retail - Women's Clothing Store - 3.22%		
Chico's FAS, Inc. (a)	24,300	1,143,315
Security Brokers, Dealers & Flotation Companies - 5.36%		
Legg Mason, Inc.	10,000	1,305,900
Lehman Brothers Holdings, Inc.	4,100	598,395
		1,904,295
Security & Commodity Brokers, Dealers, Exchanges & Services - 4.32%		
Chicago Mercantile Exchange Holdings, Inc.	3,600	1,532,160
Semiconductors & Related Devices - 7.68%		
Marvell Technology Group Ltd. (a)	21,900	1,340,718
Nvidia Corp. (a)	29,400	1,385,622
		2,726,340
Services - Business Services - 3.15%		
eBAY, Inc. (a)	27,900	1,117,674
Services - Computer Programming Services - 3.41%		
Cognizant Technology Solutions Corp. (a)	21,000	1,209,810
Services - Consumer Credit Reporting, Collection Agencies - 4.08%		
Moody's Corp.	21,600	1,447,200
Services - Mailing, Reproduction, Commercial Art & Photography - 1.46%		
Getty Images, Inc. (a)	6,400	518,592
Services - Prepackaged Software - 4.60%		
Autodesk, Inc. (a)	28,000	1,054,200
Adobe Systems, Inc. (a)	15,000	579,300
		1,633,500
TOTAL COMMON STOCKS (Cost $27,541,678)		34,485,973
Money Market Securities - 2.91%		
Federated U.S. Treasury Obligations Fund, 4.310% (b)	1,031,640	1,031,640
TOTAL MONEY MARKET SECURITIES (Cost $1,031,640)		1,031,640
TOTAL INVESTMENTS (Cost $28,573,318) - 100.05%		$ 35,517,613
Liabilities in excess of other assets - (0.05)%		(16,836)
TOTAL NET ASSETS - 100.00%		$ 35,500,777

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at February 28, 2006.

*See accompanying notes which are an integral part of the financial statements.

*See accompanying notes which are an integral part of the financial statements.

*See accompanying notes which are an integral part of the financial statements.

*See accompanying notes which are an integral part of the financial statements.

*See accompanying notes which are an integral part of the financial statements.

*See accompanying notes which are an integral part of the financial statements.

*See accompanying notes which are an integral part of the financial statements.

*See accompanying notes which are an integral part of the financial statements.

Monteagle Funds

Notes to the Financial Statements

February 28, 2006

(Unaudited)

NOTE 1. ORGANIZATION

Monteagle Value Fund (the “Value Fund”), Monteagle Large Cap Growth Fund (the “Large Cap Fund”) and Monteagle Fixed Income Fund (the “Fixed Income Fund” and collectively, the “Funds”) were organized as diversified series of Unified Series Trust (the “Trust”). Each of the Value Fund, Large Cap Fund and the Fixed Income Fund acquired all the assets of the Monteagle Value Fund, Monteagle Large Cap Growth Fund and Monteagle Fixed Income Fund, respectively, each a series of AmeriPrime Advisors Trust on September 26, 2005 (each a “Predecessor Fund”) in a tax-free reorganization. The Predecessor Fund to each of the Value Fund and Fixed Income Fund commenced operations on December 20, 1999. The Predecessor Fund to the Large Cap Fund commenced operations on January 18, 2000. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). Each Fund is one of a series of funds currently authorized by the Trustees. The investment manager to each Fund is Nashville Capital Corporation (the “Manager”). The Manager has retained sub-advisers to provide portfolio management services to each Fund (collectively, the “Advisers”). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series. The investment objective of the Fixed Income Fund is total return and the investment objectives of the Value Fund and the Large Cap Fund are to provide long-term growth of capital.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the applicable Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the applicable Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the applicable Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust, (the “Board”).

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the applicable Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the applicable Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the applicable Adviser, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes – The Funds make no provision for federal income tax. Each Fund intends to continue to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Monteagle Funds

Notes to the Financial Statements

February 28, 2006 – continued

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Company’s understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders - The Fixed Income Fund intends to distribute all of its net investment income as dividends to its shareholders on a monthly basis. The Value Fund and Large Cap Fund intend to distribute all of their net investment income as dividends to shareholders on an annual basis. The Funds intend to distribute net realized long term capital gains and net realized short term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Nashville Capital Corporation serves as Investment Manager to the Funds. In this capacity, Nashville Capital Corporation advises and assists the officers of the Trust in conducting the business of the Funds and is responsible for providing general investment advice and guidance to the Funds. However, Nashville Capital Corporation has delegated responsibility for the selection and ongoing monitoring of the securities in each Fund’s investment portfolio to the Funds’ respective Advisers set forth below. Each Fund is authorized to pay Nashville Capital Corporation a fee based on average daily net assets at the following annual rates:

Under the terms of each Fund’s management agreement (the “Agreement”), the Investment Manager manages each Fund’s investments subject to approval of the Board and pays all of the expenses of each Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of non-interested person Trustees, 12b-1 expenses and extraordinary expenses. It should be noted that most investment companies pay their own operating expenses directly, while the Funds’ expenses, except those specified above, are paid by the Investment Manager. For the six months ended February 28, 2006, the Investment Manager earned fees of $132,483, $136,280 and $217,303 from the Fixed Income Fund, Value Fund and Large Cap Fund, respectively, before the waivers described below. Amounts payable to the Investment Manager at February 28, 2006 were $16,573, $19,855 and $32,550 for the Fixed Income Fund, Value Fund and Large Cap Fund, respectively.

The investment manager contractually has agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses, excluding brokerage fees and commissions, 12b-1 fees (if any), borrowing costs (such as interest and dividend expenses on securities sold short), non-interested trustee expenses, taxes and extraordinary expenses, do not exceed the following rates, of each Fund’s average daily net assets through August 31, 2006:

Monteagle Funds

Notes to the Financial Statements

February 28, 2006 – continued

(Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

For the six months ended February 28, 2006, the Advisor waived fees of $18,517 for the Fixed Income Fund, $13,214 for the Value Fund, and $19,809 for the Large Cap Fund.

Fixed Income Fund. The Investment Manager has retained Howe & Rusling, Inc. (“H & R”) to serve as the Adviser to the Fixed Income Fund. Nashville Capital Corporation has agreed to pay H & R an annual advisory fee for the Fixed Income Fund of 0.30% of average daily net assets up to $25 million, 0.25% of average daily net assets from $25 million up to $50 million, and 0.20% of average daily net assets of $50 million and greater.

Value Fund. The Investment Manager has retained Robinson Investment Group, Inc. (“Robinson”) to serve as the Adviser to the Value Fund. Nashville Capital Corporation has agreed to pay Robinson an annual advisory fee of 0.60% of average daily net assets up to $25 million, 0.45% of average daily net assets from $25 million up to $50 million, 0.35% of average daily net assets from $50 million up to $100 million, and 0.30% of average daily net assets of $100 million and greater.

Large Cap Fund. The Investment Manager has retained Northstar Capital Management, Inc. (“Northstar”) to serve as Adviser of the Large Cap Fund. Nashville Capital Corporation has agreed to pay Northstar an annual advisory fee of 0.50% of average daily net assets.

The Funds retain Unified Fund Services, Inc. (“Unified”), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Funds’ business affairs and to provide the Funds with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Investment Manager paid all administrative, transfer agency, and fund accounting fees on behalf of the Funds per the Agreement. A Trustee and the officers of the Trust are members of management and/or employees of Unified and/or shareholders of Unified Financial Services, Inc. (the parent of Unified).

The Funds retain Unified Financial Securities, Inc. (the “Distributor”), a wholly owned subsidiary of Unified Financial Services, Inc. to act as the principal distributor of their shares. There were no payments made to the Distributor by the Funds during the six months ended February 28, 2006. A Trustee and certain officers of the Trust have an ownership interest in Unified Financial Services, Inc. (the parent company of the Distributor). As a result, those persons may be deemed to be affiliates of the Distributor.

NOTE 4. INVESTMENTS

For the six months ended February 28, 2006, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

Monteagle Funds

Notes to the Financial Statements

February 28, 2006 – continued

(Unaudited)

NOTE 4. INVESTMENTS - continued

As of February 28, 2006, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

At February 28, 2006, the aggregate cost of securities for federal income tax purposes was $22,980,548, $15,511,448, and $28,573,318 for the Fixed Income Fund, Value Fund, and Large Cap Growth Fund, respectively.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of February 28, 2006, Farmers and Merchants Corporation, for the benefit of its customers, beneficially owned 100% of each Fund.

NOTE 7. CAPITAL LOSS CARRYFORWARDS

Value Fund. At August 31, 2005, the Fund had available for federal tax purposes an unused capital loss carryforward of $275,851, which is available for offset against future taxable net capital gains. This loss carryforward expires as follows:

Monteagle Funds

Notes to the Financial Statements

February 28, 2006 – continued

(Unaudited)

NOTE 7. CAPITAL LOSS CARRYFORWARDS – continued

Large Cap Fund. At August 31, 2005, the Fund had available for federal tax purposes an unused capital loss carryforward of $7,241,480, which is available for offset against future taxable net capital gains. This loss carryforward expires as follows:

The Fund has elected to defer post-October losses of $967,276.

Capital loss carryforwards are available to offset future realized gains. To the extent that these carryforwards are used to offset future realized capital gains, it is probable that the amount which is offset will not be distributed.

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

Fixed Income Fund. For the fiscal year ended August 31, 2005, the Fund paid monthly distributions of net investment income totaling $0.3789 per share. A long-term capital gain distribution in the amount of $0.1874 per share was paid December 28, 2004, to shareholders of record on December 27, 2004.

The tax character of distributions paid during the fiscal years ended August 31, 2005 and 2004 was as follows.

For the six months ended February 28, 2006, the Fund paid monthly distributions of net investment income totaling $0.1853 per share. Capital gain distributions in the amount of $0.1623 per share were paid December 23, 2005, to shareholders of record on December 22, 2005.

Value Fund. The Fund paid an ordinary income dividend of $0.0449 per share on December 28, 2004, to shareholders of record on December 27, 2004.

The tax character of distributions paid during the fiscal years ended August 31, 2005 and 2004 was as follows:

Monteagle Funds

Notes to the Financial Statements

February 28, 2006 – continued

(Unaudited)

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS – continued

For the six months ended February 28, 2006, the Fund paid an ordinary income dividend of $0.1439 per share on December 23, 2005 to shareholders of record on December 22, 2006.

Large Cap Growth Fund. The Fund paid no distributions during the fiscal years ended August 31, 2005 and 2004 and the six months ended February 28, 2006.

The tax character of distributions paid during the fiscal years ended August 31, 2005 and 2004 was as follows:

As of August 31, 2005, the components of distributable earnings on a tax basis were as follows:

The differences between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and post-October losses.

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30, are available without charge upon request by (1) by calling the Funds at (877) 272-9746 (2) on the Funds’ website at www.nashcap.com and (3) on the SEC’s website at www.sec.gov.

MANAGEMENT AGREEMENT APPROVALS

(Unaudited)

Manager: In their consideration of the Management Agreement, the Board requested and reviewed in advance of the meeting materials furnished by the Manager, including its current financial statements, and Form ADV Part II, which included a description of the Manager’s business and personnel, information about its policies and practices regarding best execution, trade allocation, soft dollars, and insider trading, and a representation from the Manager that there are no pending material legal proceedings or securities enforcement proceedings regarding the Manager or its personnel. The Manager also represented to the Board that it has in place a Code of Ethics reasonably designed to prevent violations of the federal securities laws. The Administrator also included in the board materials comprehensive analyses of the following factors of the Large Cap Fund compared to its peer group: (i) performance, (ii) total advisory and sub-advisory fees, and (iii) total operating expenses.

In determining whether to approve the Agreement on behalf of the Large Cap Fund, the Trustees primarily considered that: (1) the Manager has been providing investment advice since 1986 and currently manages assets of approximately $60 million for financial institutions; (2) the Manager contractually has agreed to continue capping the Fund’s expenses for the next fiscal year; (3) the Fund’s total expense ratio (after reimbursement and waiver) is lower than its peer group’s total expense ratio; (4) Fund shareholders will benefit from economies of scale as the Fund’s assets grow because the management fee decreases as assets increase at certain fee breakpoint levels; and (5) although the Fund’s short-term performance trails the S&P 500, its one and three-year returns are ahead of its peer group. As a result of their considerations, the Trustees, including the Independent Trustees, unanimously determined that the proposed Management Agreement (with the expense cap agreement) is in the best interests of the Fund and its shareholders.

Adviser: In their consideration of the Investment Advisory Agreement between the Manager and Northstar, the Board requested and reviewed materials furnished by Northstar in advance of the meeting, including Northstar’s current financial statements, an investment questionnaire describing its investment strategy, and Form ADV Part II, which included a description of its business and personnel, information about its policies and practices regarding best execution,trade allocation, soft dollars, and insider trading, and a representation from Northstar that there are no pending material legal proceedings or securities enforcement proceedings regarding Northstar or its personnel. Northstar also represented to the Board that it has in place a Code of Ethics reasonably designed to prevent violations of the federal securities laws.

In determining whether to approve the Investment Advisory Agreement, the Trustees primarily considered that: (1) Northstar has successfully managed the Predecessor Fund for the last two years; (2) Northstar has experience in providing equity management services to clients with over $500 million in assets under management; (3) Northstar has achieved consistent, positive returns since the date it commenced managing the Predecessor Fund; (4) Northstar engages in soft dollar arrangements pursuant to which mutual fund brokerage is directed to a broker-dealer in exchange for research services that benefit Northstar in providing portfolio management services to the Fund; (5) although the Fund’s short-term performance trails the S&P 500, its one and three-year returns are ahead of its peer group. As a result of their considerations, the Trustees, including the Independent Trustees, unanimously determined that the Investment Advisory Agreement is in the best interests of the Fund and its shareholders.

MANAGEMENT AGREEMENT APPROVALS

(Unaudited) - continued

Manager: In their consideration of the Management Agreement, the Board requested and reviewed in advance of the meeting materials furnished by the Manager, including its current financial statements, and Form ADV Part II, which included a description of the Manager’s business and personnel, information about its policies and practices regarding best execution, trade allocation, soft dollars, and insider trading, and a representation from the Manager that there are no pending material legal proceedings or securities enforcement proceedings regarding the Manager or its personnel. The Manager also represented to the Board that it has in place a Code of Ethics reasonably designed to prevent violations of the federal securities laws. The Administrator also included in the board materials comprehensive analyses of the following factors of the Value Fund compared to its peer group: (i) performance, (ii) total advisory fees, and (iii) total operating expenses.

In determining whether to approve the Agreement on behalf of the Value Fund, the Trustees primarily considered that: (1) the Manager has been providing investment advice since 1986 and currently manages assets of approximately $60 million for financial institutions; (2) the Manager contractually has agreed to continue capping the Fund’s expenses for the next fiscal year; (3) the Fund’s total expense ratio (after reimbursement and waiver) is lower than its peer group’s total expense ratio; (4) Fund shareholders will benefit from economies of scale as the Fund’s assets grow because the management fee decreases as assets increase at certain fee breakpoint levels; and (5) the Predecessor Fund has significantly outperformed its peer group over the last year and since its inception. As a result of their considerations, the Trustees, including the Independent Trustees, unanimously determined that the proposed Management Agreement (with the expense cap agreement) is in the best interests of the Fund and its shareholders.

Adviser: In their consideration of whether to approve the Investment Advisory Agreement between the Manager and Robinson, the Board requested and reviewed materials furnished by Robinson in advance of the meeting, including Robinson’s current financial statements, an investment questionnaire describing its investment strategy, and Form ADV Part II, which included a description of its business and personnel, information about its policies and practices regarding best execution, trade allocation, soft dollars, and insider trading, and a representation from Robinson that there are no pending material legal proceedings or securities enforcement proceedings regarding Robinson or its personnel. Robinson also represented to the Board that it has in place a Code of Ethics reasonably designed to prevent violations of the federal securities laws.

In determining whether to approve the Investment Advisory Agreement, the Trustees primarily considered that: (1) Robinson has successfully managed the Predecessor Fund since its inception; (2) Robinson has experience in providing equity management services to clients with over $100 million in assets under management; (3) Robinson engages in soft dollar arrangements pursuant to which mutual fund brokerage is directed to a broker-dealer in exchange for research services that benefit Robinson; and (4) the Predecessor Fund has significantly outperformed its peer group over the last year and since its inception. As a result of their considerations, the Trustees, including the Independent Trustees, unanimously determined that the Management Agreement is in the best interests of the Fund and its shareholders.

Manager: In their consideration of the Management Agreement, the Board requested and reviewed in advance of the meeting materials furnished by the Manager, including its current financial statements, and Form ADV Part II, which included a description of the Manager’s business and personnel, information about its policies and practices regarding best execution, trade allocation, soft dollars, and insider trading, and a representation from the Manager that there are no pending material legal proceedings or securities enforcement proceedings regarding the Manager or its personnel. The Manager also represented to the Board that it has in place a Code of Ethics reasonably designed to prevent violations of the federal securities laws. The Administrator also included in the board materials comprehensive analyses of the following factors of the Fixed Income Fund compared to its peer group: (i) performance, (ii) total advisory fees, and (iii) total operating expenses.

MANAGEMENT AGREEMENT APPROVALS

(Unaudited) - continued

In determining whether to approve the Agreement on behalf of the Fixed Income Fund, the Trustees primarily considered that: (1) the Manager has been providing investment advice since 1986 and currently manages assets of approximately $60 million for financial institutions; (2) the Manager contractually has agreed to continue capping the Fund’s expenses for the next fiscal year; (3) the Fund’s total expense ratio (after reimbursement and waiver) is lower than its peer group’s total expense ratio; (4) Fund shareholders will benefit from economies of scale as the Fund’s assets grow because the management fee decreases as assets increase at certain fee breakpoint levels; and (5) although the Fund’s short-term performance trails the Fund’s benchmark and its peer group, the performance is partly explained by the higher credit quality of the Fund’s portfolio, and the Fund has had good long-term performance. The Trustees also considered that the Manager does not enter into soft dollar arrangements pursuant to which the Manager directs Fund brokerage to broker-dealers in exchange for research services provided to the advisory firm or the Fund. As a result of their considerations, the Trustees, including the

Independent Trustees, unanimously determined that the proposed Management Agreement (with the expense cap agreement) is in the best interests of the Fund and its shareholders.

Adviser: In their consideration of whether to approve the Investment Advisory Agreement between the Manager and H&R, the Board requested and reviewed materials furnished by H&R in advance of the meeting, including H&R’s current financial statements, an investment questionnaire describing its investment strategy, and Form ADV Part II, which included a description of its business and personnel, information about its policies and practices regarding best execution, trade allocation, soft dollars, and insider trading, and a representation from H&R that there are no pending material legal proceedings or securities enforcement proceedings regarding H&R or its personnel. H&R also represented to the Board that it has in place a Code of Ethics reasonably designed to prevent violations of the federal securities laws.

In determining whether to approve the Investment Advisory Agreement on behalf of the Fixed Income Fund, the Trustees primarily considered that: (1) H&R has over 60 years’ investment experience and currently provides investment advice to private clients with approximately $562 million in assets under management; (2) the Fund’s total expense ratio(after reimbursement and waiver) is lower than its peer group’s total expense ratio; (3) Fund shareholders will benefit from economies of scale as the Fund’s assets grow because the management fee decreases as assets increase at certain fee breakpoint levels; and (4) although the Fund’s short-term performance trails the Fund’s benchmark and its peer group, the performance is partly explained by the higher credit quality of the Fund’s portfolio; and the Fund has had good long-term performance. The Trustees also considered that H&R will not enter into soft dollar arrangements pursuant to which it directs Fund brokerage to broker-dealers in exchange for research services provided to H&R or the Fund. As a result of their considerations, the Trustees, including the Independent Trustees, unanimously determined that the Investment Advisory Agreement is in the best interests of the Fixed Income Fund and its shareholders.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

OFFICERS

Anthony J. Ghoston, President

Freddie Jacobs, Jr., Chief Financial Officer and Treasurer

Heather A. Barnes, Secretary

Lynn E. Wood, Chief Compliance Officer

INVESTMENT MANAGER

Nashville Capital Corporation

209 10th Ave. South, Suite 332

Nashville, TN 37203

FUNDS’ ADVISERS

Howe & Rusling, Inc.

Robinson Investment Group, Inc.

Northstar Capital Management, Inc.

DISTRIBUTOR

Unified Financial Securities, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

INDEPENDENT ACCOUNTANTS

Cohen McCurdy, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn, LLP

One US Bank Plaza

St. Louis, MO 63101

CUSTODIAN

Huntington National Bank

41 South Street.

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

This report is intended only for the information of shareholders or those who have received the each Fund’s prospectus which contains information about the each Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member NASD/SIPC

Semi-Annual Report

February 28, 2006

(Unaudited)

Fund Advisor:

StoneRidge Investment Partners, LLC

7 Great Valley Parkway

Suite 290

Malvern, PA 19355

Toll Free: (800) 441-6978

Fund Holdings – (Unaudited)

1As a percent of net assets.

2U.S. Companies with market capitalizations between $100 million and $2 billion.

3U.S. Companies with market capitalizations less than $100 million or greater than $2 billion.

The StoneRidge Small-Cap Growth Fund will, under normal circumstances, invest at least 80% of its assets in common stocks of small capitalization U.S. companies. Small capitalization companies include those with market capitalizations between $100 million and $2 billion.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

* Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

StoneRidge Small Cap Growth Fund
Schedule of Investments
February 28, 2006 (Unaudited)

Common Stocks - 97.33%	**Shares**	**Value**
Arrangement Of Transportation Of Freight & Cargo - 1.50%		
Pacer International, Inc.	15,200	$ 484,120
Ball & Roller Bearings - 0.45%		
NN, Inc.	11,750	144,995
Biological Products - 2.98%		
Cotherix, Inc. (a)	25,100	289,152
NeoPharm, Inc. (a)	50,246	508,490
Vical, Inc. (a)	34,650	163,202
		960,844
Concrete Products - 0.88%		
U.S. Concrete, Inc. (a)	22,600	283,178
Crude Petroleum & Natural Gas - 2.20%		
Comstock Resources, Inc. (a)	10,200	286,620
Petrohawk Energy Corp. (a)	20,225	255,442
Toreador Resources Corp. (a)	5,600	167,832
		709,894
Drilling Oil & Gas Wells - 2.29%		
Smedvig ASA (b)	14,445	328,624
Todco - Cl A (a)	12,250	410,620
		739,244
Electronic Components - 1.30%		
Advanced Energy Industries, Inc. (a)	29,400	421,008
Fire, Marine & Casualty Insurance - 0.89%		
AmCOMP, Inc. (a)	13,530	121,770
SeaBright Insurance Holdings, Inc. (a)	9,950	165,270
		287,040
Finance Services - 0.82%		
Lazard LTD.	6,900	265,512
Footwear - 1.07%		
Rocky Shoes & Boots, Inc. (a)	7,300	173,302
Sketchers USA, Inc. (a)	8,050	170,660
		343,962
Glass Products, Made of Purchased Glass - 0.60%		
Apogee Enterprises, Inc.	11,300	195,377

*See accompanying notes which are an integral part of the financial statements.

*See accompanying notes which are an integral part of the financial statements.

*See accompanying notes which are an integral part of the financial statements.

*See accompanying notes which are an integral part of the financial statements.

*See accompanying notes which are an integral part of the financial statements.

*See accompanying notes which are an integral part of the financial statements.

*See accompanying notes which are an integral part of the financial statements.

*See accompanying notes which are an integral part of the financial statements.

*See accompanying notes which are an integral part of the financial statements.

StoneRidge Small Cap Growth Fund
Financial Highlights

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Six months ended February 28, 2006 (Unaudited)	Year ended August 31, 2005	Year ended August 31, 2004	Year ended August 31, 2003	Year ended August 31, 2002	Year ended August 31, 2001
Selected Per Share Data						
Net asset value, beginning of period	$ 6.39	$ 5.23	$ 5.07	$ 3.76	$ 6.07	$ 17.01
Income from investment operations						
Net investment (loss)	(0.03)	(0.06)	(0.05) (a)	(0.04) (a)	(0.05) (a)	(0.07) (a)
Net realized and unrealized gain (loss)	0.69	1.22	0.21	1.35	(2.26)	(5.57)
Total from investment operations	0.66	1.16	0.16	1.31	(2.31)	(5.64)
Less Distributions to Shareholders:						
From net investment income	-	-	-	-	-	-
From net realized gain	-	-	-	-	-	(5.30)
Total distributions	-	-	-	-	-	(5.30)
Paid in capital from redemption fees (b)	-	-	-	-	-	-
Net asset value, end of period	$ 7.05	$ 6.39	$ 5.23	$ 5.07	$ 3.76	$ 6.07
Total Return (c)	10.33% (d)	22.18%	3.16%	34.84%	-38.06%	-36.96%
Ratios and Supplemental Data						
Net assets, end of period (000)	$ 32,278	$ 30,438	$ 26,417	$ 33,176	$ 23,090	$ 20,782
Ratio of expenses to average net assets	1.25% (e)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of expenses to average net assets before waiver & reimbursement	1.44% (e)	1.47%	1.43%	1.47%	1.52%	1.53%
Ratio of net investment (loss) to average net assets	(0.98)% (e)	(0.98)%	(0.96)%	(0.97)%	(1.00)%	(0.91)%
Ratio of net investment (loss) to average net assets before waiver & reimbursement	(1.17)% (e)	(1.20)%	(1.14)%	(1.19)%	(1.27)%	(1.19)%
Portfolio turnover rate	55.54%	119.62%	119.36%	105.64%	71.97%	146.06%

*See accompanying notes which are an integral part of the financial statements.

StoneRidge Small Cap Growth Fund

Notes to the Financial Statements

February 28, 2006

(Unaudited)

NOTE 1. ORGANIZATION

The StoneRidge Small Cap Growth Fund (the “Fund”), formerly the StoneRidge Small Cap Equity Fund, was organized as a diversified series of Unified Series Trust (the "Trust") on December 18, 2002. The Fund acquired all the assets of the StoneRidge Small Cap Growth Fund, a series of Ameriprime Advisors Trust (the “Predecessor Fund”), on January 3, 2003, in a tax-free reorganization. The Predecessor Fund commenced operations on October 1, 1999. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees of the Trust (the “Trustees”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Trustees. The investment objective of the Fund is long-term capital growth. The investment advisor to the Fund is StoneRidge Investment Partners, LLC (the “Advisor”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor subject to guidelines approved by the Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing services does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to continue to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

StoneRidge Small Cap Growth Fund

Notes to the Financial Statements

February 28, 2006

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Dividends and Distributions- The Fund intends to distribute all of its net investment income as dividends to shareholders on at least an annual basis. The Fund intends to distribute net realized long-term capital gains and net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments subject to approval of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the Fund’s average net assets. For the six months ended February 28, 2006, before the waivers disclosed below, the Advisor earned a fee of $153,643 from the Fund.

The Advisor has contractually agreed through December 31, 2006 to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses, excluding brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expense on securities sold short) and extraordinary expenses, do not exceed 1.25% of the Fund’s average daily net assets. For the six months ended February 28, 2006, the Advisor waived fees of $29,355 from the Fund. At February 28, 2006, the Advisor was owed $20,137 from the Fund for its advisory services.

The Trust retains Unified Fund Services, Inc. (“Unified”), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund’s business affairs and to provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended February 28, 2006, Unified earned fees of $15,376 for administrative services provided to the Fund.

The Trust retains Unified to act as the Fund’s transfer agent and to provide the Fund with fund accounting services. For the six months ended February 28, 2006, Unified earned fees of $7,736 from the Fund for transfer agent services and $1,807 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services. For the six months ended February 28, 2006, Unified earned fees of $9,917 from the Fund for fund accounting services.

A Trustee and the Officers of the Trust are members of management and/or employees of Unified, and/or shareholders of Unified Financial Services, Inc., the parent of Unified.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund. There were no payments made to the Distributor by the Fund for the six months ended February 28, 2006. Unified and the Distributor are wholly owned subsidiaries of Unified Financial Services, Inc. A Trustee and certain Officers of the Trust have an ownership interest in Unified Financial Services, Inc. (the parent company of the Distributor). As a result, those persons may be deemed to be affiliates of the Distributor.

StoneRidge Small Cap Growth Fund

Notes to the Financial Statements

February 28, 2006

(Unaudited)

NOTE 4. INVESTMENTS

For the six months ended February 28, 2006, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

As of February 28, 2006, the net unrealized appreciation of investments for tax purposes was as follows:

At February 28, 2006, the aggregate cost of securities for federal income tax purposes was $28,819,414.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of February 28, 2006, Charles Schwab & Co., for the benefit of others, was the record owner of 30.84% of the outstanding shares of the Fund.

NOTE 7. CAPITAL LOSS CARRYFORWARDS

At August 31, 2005, Fund had available for federal tax purposes unused capital loss carryforwards of $8,684,008. This carryforward expires as follows:

Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

StoneRidge Small Cap Growth Fund

Notes to the Financial Statements

February 28, 2006

(Unaudited)

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

There were no distributions during the fiscal years ended August 31, 2005 and 2004 and the six month period ended February 28, 2006.

As of August 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

MANAGEMENT AGREEMENT APPROVAL (Unaudited)

The Management Agreement (the “Agreement”) was approved by the Board, including a majority of Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the “Independent Trustees” and, each an “Independent Trustee”) at an in-person meeting held on February 12 and 13, 2006. The Board reviewed and discussed reports comparing the performance and expenses of the Fund to the performance and expenses of its peer group. The Board then reviewed the materials provided by the Adviser in advance of the meeting, which included, among other items, a description of the Adviser’s business, personnel and operations, a description of the compensation received by the Adviser from the Fund and a discussion of the Adviser's profitability. In addition, the Board reviewed current financial statements for the Adviser and the Adviser’s Form ADV Part II, which discusses the Adviser’s policies and procedures regarding best execution, trade allocation, use of soft dollar arrangements, if any, that conform with Section 28(e) of the Securities Exchange Act of 1934, Code of Ethics and insider trading policies, and a representation from the Adviser that it has in place a compliance program, including a Code of Ethics, reasonably designed to prevent violations of federal securities laws, and is not involved in any material legal or securities enforcement proceedings. The Board also spoke with the portfolio managers by telephone to discuss the Fund's performance and other matters.

In determining whether to approve the Agreement, the Board primarily considered that: (1) the Fund’s total expense ratio (after reimbursement by the Adviser) is lower than its peer group (1.25% for the Fund compared to an average of 1.61% for mutual funds of similar size and strategy); (2) the Adviser is capping certain of the Fund’s operating expenses through December 31, 2006; (3) although the Fund underperformed its peer group, the portfolio managers stated that this was due in part to sector allocation, and assured the Trustees that the Adviser has since made personnel changes to strengthen the analytical and quantitative abilities of its staff; (4) the Adviser engages in soft dollar arrangements pursuant to which Fund brokerage transactions are directed to brokers who provide brokerage and research services to the Adviser for the benefit of the Fund and the Adviser's other clients; and (5) the Adviser has a long history of providing investment advisory services and currently has approximately $695 million in assets under management. Because of the Fund's small size and the fact that the Adviser is capping expenses, the Trustees did not believe that fee breakpoints in the management fee should be required at this point.

As a result of their considerations, the Board, including the Independent Trustees, unanimously determined that the Management Agreement (with the expense cap agreement) is in the best interests of the Fund and its shareholders.

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by: (1) calling the Fund at (800) 934-5550 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member NASD/SIPC

Item 2. Code of Ethics.     NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert.     NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services.      NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies.     NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments.     NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.     NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies.     NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.     NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of April 3, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the
Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith